Offerings - Offering: 1	May 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	8.865
Maximum Aggregate Offering Price	$ 26,595,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,672.77
Offering Note

Calculated solely for purposes of this offering under Rules 457(c) and 457(h) of the Securities Act on the basis of the average of the high and low prices per share of Registrant’s Common Stock on May 26, 2026 as reported by The Nasdaq Stock Market.

Covers 3,000,000 shares of the Registrant’s common stock, par value $0.0001 per share (“Common Stock”) issuable under the Registrant’s 2024 Equity Compensation Plan (the “Plan”), as amended. Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also be deemed to cover any additional shares of Common Stock that may from time to time be offered or issued under the Plan to prevent dilution resulting from stock splits, stock dividends or similar transactions that increases the number of outstanding shares of Common Stock.